UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-08659

The Henssler Funds Inc.
(Exact name of registrant as specified in charter)

3735 Cherokee Street, Kennesaw, Georgia			30144
(Address of principal executive offices)			(Zip code)

Gene W. Henssler, 3735 Cherokee Street, Kennesaw, Georgia 30144
(Name and address of agent for service)

With copy to:
Reinaldo Pascual, Esq.
Paul, Hastings, Janofsky & Walker LLP
600 Peachtree Street, N.E., Suite 2400
Atlanta, Georgia 30308

Registrant’s telephone number, including area code:		(800) 936-3863

Date of fiscal year end:	April 30

Date of reporting period:	May 1, 2007 - October 31, 2007

Item 1.  Reports to Stockholders.

2

THE HENSSLER
EQUITY FUND

Lighting the Way

SEMI-ANNUAL REPORT

OCTOBER 31, 2007

THE HENSSLER EQUITY FUND

3735 CHEROKEE STREET

KENNESAW, GEORGIA 30144

1-800-936-3863

WWW.HENSSLER.COM

TABLE OF CONTENTS	October 31, 2007

Letter to the Shareholders	2-3

Expenses	4

Top Ten Holdings & Asset Allocation	5

Schedule of Investments	6-9

Statement of Assets & Liabilities	10

Statement of Operations	11

Statements of Changes in Net Assets	12

Financial Highlights	14-15

Notes to the Financial Statements	16-19

Additional Information	20-21

Independent Directors & Officers	22-23

LETTER TO THE SHAREHOLDERS (Unaudited)	October 31, 2007

December 3, 2007

Dear Fellow Shareholders:

Thank you for investing in The Henssler Equity Fund (The Fund). We are pleased to say that the performance of The Fund has been solid over the past six months. The Fund’s return for the six months ended October 31, 2007, was up 6.04%.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on fund distributions or redemption of fund shares. The performance data quoted represents past performance. Past performance cannot guarantee future results, and current performance maybe lower or higher than the performance quoted. Both the return from and the principal value of an investment in The Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance as of the most recent-month end, please contact 1-800-936-3863.

High quality stocks have started to perform significantly better in 2007. As volatility returned to the market and many investors became wary of the financial stocks amid the sub-prime crisis, investors moved to many of the financially strong companies that make up our portfolio. Many of our stocks continue to report strong results and their share prices have increased as a result. For example, one of the stocks that we own is Goldman Sachs. Goldman Sachs continues to prosper in this environment having minimal write-offs compared to many of its peers in the financial sector.

Our investment strategy remains intact. We will seek to buy only the financially strongest companies around. We always want to own companies that will not only survive the next recession but also the next depression.

Currently, we are slightly over-weighted in Consumer Staples, Industrials, Materials and Healthcare. Since the last report, we have initiated new positions in Integrys Energy Group, Inc., Intuit, Inc., Legg Mason, Inc., Total SA, Varian Medical Systems, Inc., and Wal-Mart Stores, Inc.

While adding those new high quality stocks, we also eliminated several positions. During the past six months we sold Applied Materials, Citadel Broadcasting Corporation, Genlyte Group, Inc., Legg Mason, Inc., and Lennar Corp. We believe that our decisions enhanced the quality of The Henssler Equity Fund and will contribute positively to The Fund’s performance.

If you would like to obtain periodic information regarding The Fund, we encourage you to visit our web site at www.henssler.com. You may review The Henssler Equity Fund link as often as you like, as we update information regularly. Through our web site, we provide details each quarter on our top 10 holdings, industry allocation and other statistics. The web site also provides media appearance information and links to articles featuring commentary and insight from The Fund’s management team.

On behalf of our board of directors and management team, we thank you for the trust and confidence you have shown by using The Henssler Equity Fund as your investment vehicle. We will continue to focus our best efforts exclusively on the one fund we manage, The Henssler Equity Fund.

Yours very truly,

Gene W. Henssler, Ph.D.	Theodore L. Parrish, CFA
Co-Manager	Co-Manager

This report is intended for shareholders of The Fund. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus that contains important information including risks, investment objectives, charges and expenses. Please read and consider this information carefully before you invest your or send money.

EXPENSES (Unaudited)	October 31, 2007

As a shareholder of The Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees and other fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in The Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of May 1, 2007 through October 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on The Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not The Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in The Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	May 1, 2007 Through
	May 1, 2007	October 31, 2007	October 31, 2007
Actual Fund Return	$1,000.00	$1,060	$6.66
Hypothetical Fund Return	$1,000.00	$1,019	$6.52

*                 Expenses are equal to The Fund’s annualized expense ratio of 1.28%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 6.04% for the six-month period of May 1, 2007 to October 31, 2007.

TOP TEN HOLDINGS & ASSET ALLOCATION (Unaudited)	October 31, 2007

Top Ten Holdings

(% of Net Assets)

PepsiCo, Inc.	4.60%
Energy Select Sector SPDR	3.78%
Materials Select Sector SPDR	3.43%
Target Corp.	3.33%
Exxon Mobil Corp.	3.32%
The Goldman Sachs Group, Inc.	3.18%
Cisco Systems, Inc.	3.00%
Emerson Electric Co.	2.98%
International Business Machines Corp.	2.91%
Church & Dwight, Inc.	2.80%
33.33%

Asset Allocation

(% of Net Assets)

Consumer Discretionary	8.47%
Consumer Staples	16.11%
Energy	8.42%
Financials	16.65%
Healthcare	15.49%
Industrials	11.74%
Information Technology	13.73%
Exchange Traded Funds	7.22%
Cash & Cash Equivalents	2.17%
100.00%

SCHEDULE OF INVESTMENTS (Unaudited)	October 31, 2007

	Shares	Value

COMMON STOCKS - 90.62%
Consumer Discretionary - 8.47%
Consumer Products Miscellaneous - 1.56%
Fortune Brands, Inc.	25,000	$2,094,250

Multimedia - 2.46%
The Walt Disney Co.	95,325	3,301,105

Retail Building Products - 0.11%
Lowe’s Companies, Inc.	5,600	150,584

Retail-Major Department Stores - 4.34%
Target Corp.	72,870	4,471,303
Wal-Mart Stores, Inc.	30,000	1,356,300
		5,827,603

Total Consumer Discretionary		11,373,542

Consumer Staples - 15.00%
Beverages-Non-alcoholic - 4.60%
PepsiCo, Inc.	83,675	6,168,521

Consumer Products-Miscellaneous - 2.80%
Church & Dwight, Inc.	79,500	3,761,145

Cosmetics & Toiletries - 2.50%
Procter & Gamble Co.	48,300	3,357,816

Food-Miscellaneous Diversified - 1.25%
McCormick & Co., Inc.	48,000	1,681,440

Food-Wholesale-Distribution - 2.62%
SYSCO Corp.	102,450	3,513,010

Retail-Drug Stores - 1.23%
Walgreen Co.	41,670	1,652,216

Total Consumer Staples
		20,134,148
Electric - 0.93%
Utilities - 0.93%
Integrys Energy Group, Inc.	23,100	1,243,011

Total Electric		1,243,011

	Shares	Value

Energy - 7.50%
Oil & Gas - 2.58%
Apache Corp.	33,400	$3,467,254

Oil Company-Integrated - 4.92%
Exxon Mobil Corp.	48,514	4,462,803
Total SA - ADR	26,500	2,136,165
		6,598,968

Total Energy		10,066,222

Financials - 16.65%
Commercial Banks-Southern U.S. - 2.99%
Cullen/Frost Bankers, Inc.	36,500	1,941,070
Synovus Financial Corp.	78,500	2,069,260
		4,010,330
Insurance-Multi-Line - 3.78%
American International Group, Inc.	29,000	1,830,480
Lincoln National Corp.	52,000	3,243,240
		5,073,720
Investment Management/Advisory Services - 5.69%
The Goldman Sachs Group, Inc.	17,200	4,264,224
T. Rowe Price Group, Inc.	52,600	3,379,024
		7,643,248
Money Center Banks - 4.19%
Bank of America Corp.	50,600	2,442,968
The Bank of New York Co., Inc.	65,075	3,178,914
		5,621,882

Total Financials		22,349,180

Healthcare - 15.49%
Healthcare-Distributor & Services - 1.49%
Patterson Cos, Inc. **	51,000	1,994,610

Healthcare-Equipment & Supplies - 1.94%
Medtronic, Inc.	27,000	1,280,880
Varian Medical Systems, Inc. **	27,000	1,316,790
		2,597,670
Medical-Drugs - 2.38%
Teva Pharmaceutical Industries Ltd. - ADR	72,675	3,198,426

Medical-HMO - 2.64%
UnitedHealth Group, Inc.	72,100	3,543,715

	Shares	Value

Medical Instruments - 1.47%
Stryker Corp.	27,800	$1,973,800

Medical Products - 5.57%
Alcon, Inc.	10,500	1,598,205
Baxter International, Inc.	38,000	2,280,380
Johnson & Johnson	55,270	3,601,946
		7,480,531

Total Healthcare		20,788,752

Industrials - 11.74%
Auto-Medium & Heavy Duty Trucks - 1.63%
PACCAR, Inc.	39,396	2,188,842

Diversified Industrials - 7.13%
3M Co.	32,200	2,780,792
General Electric Co.	85,535	3,520,620
Illinois Tool Works, Inc.	57,100	3,269,546
		9,570,958
Electric Products - 2.98%
Emerson Electric Co.	76,500	3,998,655

Total Industrials		15,758,455

Information Technology - 13.73%
Computer-Micro - 2.91%
International Business Machines Corp.	33,600	3,901,632

Computer Software - 2.80%
Ansys, Inc. **	61,500	2,386,815
Intuit, Inc. **	42,600	1,370,442
		3,757,257
Computers & Peripherals - 1.98%
Apple, Inc. **	14,000	2,659,300

Data Processing-Management - 1.86%
Automatic Data Processing, Inc.	50,300	2,492,868

Networking Products - 3.00%
Cisco Systems, Inc. **	122,000	4,033,320

Office Automation & Equipment - 1.18%
Diebold, Inc.	38,000	1,589,920

Total Information Technology		18,434,297

	Shares	Value

Transportation - 1.11%
Industrial - 1.11%
C.H. Robinson Worldwide, Inc.	30,000	$1,497,600

Total Transportation		1,497,600

TOTAL COMMON STOCKS (COST $86,650,974)		121,645,207

EXCHANGE TRADED FUNDS - 7.21%
Chemical-Diversified - 3.43%
Materials Select Sector SPDR	105,500	4,608,240

Oil Company-Integrated - 3.78%
Energy Select Sector SPDR	66,500	5,077,275

TOTAL EXCHANGE TRADED FUNDS (COST $6,260,775)		9,685,515

SHORT TERM INVESTMENTS - 0.44%
Fifth Third Institutional Money Market Fund, 4.93% ^	594,628	594,628

TOTAL SHORT TERM INVESTMENTS (COST $594,628)		594,628

TOTAL INVESTMENTS (98.27%) (COST $93,506,377)		131,925,350

OTHER ASSETS IN EXCESS OF LIABILITIES(1.73%)		2,315,952

TOTAL NET ASSETS (100.00%)		$134,241,302

**	Non Income Producing Security
^	Variable Rate Security; the coupon rate shown represents the rate at October 31, 2007.
ADR	American Depository Receipt
SPDR	Standard & Poor’s 500 Depository Receipt

The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS & LIABILITIES (Unaudited)	October 31, 2007

Assets:
Investments, at Market Value (cost $93,506,377)	$131,925,350
Receivables:
Investment securities sold	3,923,672
Fund shares sold	5,520
Dividends and interest	76,461
Prepaid insurance	10,236
Due from administrator	24
Total assets:	135,941,263

Liabilities:
Payables:
Payable for investments purchased	1,484,025
Fund shares purchased	70,605
Advisory fee due to adviser	55,095
Directors’ fees	5,603
Officers’ fees	4,715
Operating service fees due to adviser	79,918
Total liabilities:	1,699,961

Net Assets	$134,241,302

Net Assets Consist of:
Common stock	781
Paid in capital	84,766,655
Accumulated undistributed net investment income	255,464
Accumulated undistributed net realized gain on investments	10,799,429
Net unrealized appreciation in value of investments	38,418,973

Net Assets	$134,241,302

Shares of beneficial interest outstanding of $0.0001 value per share, 100,000,000 shares authorized	7,805,647

Net Asset Value, offering and redemption price per share ($134,241,302/7,805,647)	$17.20

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS (Unaudited)	For Six Months Ended October 31, 2007

Investment Income:
Interest	$83,479
Dividends (Net of foreign withholding taxes of $18,084)	900,669
Total investment income	984,148

Expenses:
Operating service fees	429,752
Advisory fees	306,965
Officers’ compensation fees	27,547
Insurance fees	15,695
Directors’ fees	8,563
Interest expense - line of credit	1,525
Total expenses	790,047

Net Investment Income	194,101

Realized and Unrealized Gain on Investments
Net realized gain on investment securities	3,951,215
Net change in unrealized appreciation on investment securities	4,662,228
Net gain on investment securities	8,613,443

Net increase in net assets resulting from operations	$8,807,544

The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)	October 31, 2007

	Six Months Ended October31 2007 (1)	Year Ended April 30, 2007

Operations:
Net investment income	$194,101	$598,796
Net realized gain on investment securities	3,951,215	9,959,688
Net change in unrealized appreciation on investment securities	4,662,228	3,880,792
Net increase in net assets resulting from operations	8,807,544	14,439,276

Distributions to Shareholders From:
Net investment income	—	(1,082,234)
Net realized gains	—	(3,834,832)
Net decrease in net assets from distributions	—	(4,917,066)

Capital Share Transactions:
Proceeds from sale of shares	33,401,585	16,689,778
Reinvested dividends	—	4,304,645
Cost of shares redeemed	(24,323,439)	(49,955,109)
Net increase/(decrease) in net assets from capital share transactions	9,078,146	(28,960,686)

Net increase/(decrease) in net assets	17,885,690	(19,438,476)

Net Assets:
Beginning of year	116,355,612	135,794,088
End of year (2)	$134,241,302	$116,355,612

(1) Unaudited.
(2) Includes accumulated undistributed net investment income of:	$255,464	$61,363

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each year presented.

	Six Months Ended October 31, 2007 (1)		For the Year Ended April 30, 2007	For the Year Ended April 30, 2006	For the Year Ended April 30, 2005	For the Year Ended April 30, 2004	For the Year Ended April 30, 2003

Net Asset Value, Beginning of the Year	$16.22		$14.99	$13.80	$13.47	$10.85	$12.43

Income from Investment Operations:
Net investment income^	0.03		0.07	0.08	0.08	0.03	0.04
Net gain/(loss) on securities (both realized and unrealized)^	0.95		1.79	1.34	0.32	2.63	(1.61)
Total from Investment Operations	0.98		1.86	1.42	0.40	2.66	(1.57)

Distributions:
Net realized capital gain	—		(0.49)	(0.19)	—	—	—
Net investment income	—		(0.14)	(0.04)	(0.07)	(0.04)	(0.01)
Total Distributions	—		(0.63)	(0.23)	(0.07)	(0.04)	(0.01)

Net Asset Value, End of Period	$17.20		$16.22	$14.99	$13.80	$13.47	$10.85

Total Return	6.04%		12.57%	10.31%	2.93%	24.53%	(12.62)%

Ratios/Supplemental Data
Net Assets, end of period (in 000s)	$134,241		$116,356	$135,794	$131,830	$120,141	$73,779
Ratio of expenses to average net assets	1.28	%(2)	1.31%	1.29%	1.30%	1.27%	1.22%
Ratio of net investment income to average net assets	0.32	%(2)	0.48%	0.52%	0.58%	0.25%	0.42%
Portfolio turnover rate	24%		23%	58%	31%	39%	22%

^ Per share amounts calculated based on the average daily shares outstanding during the year.

(1) Unaudited.

(2) Annualized.

The accompanying notes are an integral part of these financial statements.

NOTES TO THE FINANCIAL STATEMENTS (Unaudited)	October 31, 2007

1.              ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Henssler Funds, Inc. (the “Company”) was incorporated under the laws of the state of Maryland on February 12, 1998, and consists solely of The Henssler Equity Fund (“The Fund”). The Company is registered as a no-load, open-end diversified management investment company of the series type under the Investment Company Act of 1940 (the “1940 Act”).  The Company has an authorized capital of 500,000,000 shares, classified as shares of common stock with a par value of $.0001 per share; 100,000,000 shares of which have been classified as shares of common stock of The Fund. The Fund’s investment strategy is to seek growth of capital. The Fund became effective with the SEC on June 8, 1998 and commenced operations on June 10, 1998.

The following is a summary of significant accounting policies consistently followed by The Fund.

a)              Investment Valuation — Equity securities listed on a national securities exchange or quoted on the NASDAQ National Market System are valued at the last sale price on the day the valuation is made or, if no sale is reported, at the latest bid price.  Valuations of variable and fixed income securities are supplied by independent pricing services approved by The Fund’s Board of Directors.  Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by or under the direction of the Board.  Securities with maturities of sixty (60) days or less are valued at amortized cost.

b)             Federal Income Taxes — No provision for federal income taxes has been made since The Fund has complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intends to so comply in the future and to distribute substantially all of its net investment income and realized capital gains in order to relieve The Fund from all federal income taxes.

c)              Distributions to Shareholders — Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually.  Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.  Distributions to shareholders are recorded on the ex-dividend date.

d)             Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

e)              Reclassifications — Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

f)                New Accounting Pronouncements — In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes which requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained. Management of The Fund is currently evaluating the impact that FASB Interpretation No. 48 will have on The Fund’s financial statements, if any.

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

g)    Other — Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to The Fund, and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with The Fund’s understanding of the applicable country’s tax rules and rates.

2.              CAPITAL SHARE TRANSACTIONS

Transactions in shares of The Fund were as follows:

	For the Six Months Ended October 31, 2007	For the Year Ended April 30, 2007

Shares Sold	2,092,225	1,096,832
Distributions Reinvested	—	274,531
Less Shares Redeemed	(1,461,318)	(3,254,681)
Net Increase/(Decrease)	630,907	(1,883,318)

3.              FEDERAL INCOME TAXES AND DISTRIBUTIONS

Unrealized Appreciation and Depreciation on Investments (Tax Basis)

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at October 31, 2007 were as follows:

Gross unrealized appreciation for all investments in which there was an excess of value over tax cost	$38,565,535
Gross unrealized depreciation for all investments in which there was an excess of tax cost over value	(282,821)
Net unrealized appreciation	$38,282,714
Tax Cost	$93,642,636

The differences between book and tax net unrealized appreciation are wash sale loss deferrals.

Components of Net Assets (Tax Basis)

As of April 30, 2007, the components of net assets on a tax basis were:

Ordinary income	$61,363
Accumulated net realized gain/(loss) on investments	6,852,655
Net unrealized appreciation/(depreciation) in value of investments	33,752,304
Total	$40,666,322

The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from composition of net assets reported under accounting principles generally accepted. Accordingly, for the period ended April 30, 2007, certain differences were reclassified. These differences were primarily due to the differing tax treatment of distributions and the amounts reclassified did not affect net assets. The reclassifications were as follows:

	(Over)/Undistributed Net Investment Income	Accumulated Capital Gains/(Losses)
Increase/(Decrease)	253	(253)

Classifications of Distributions

Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes.

The tax character of the distributions paid by The Fund during the last two fiscal years ended April 30, 2007 and 2006, respectively, were as follows:

Distributions paid from:	2007	2006
Ordinary Income	$1,849,044	$400,138
Long-Term Capital Gain	3,068,022	1,793,586
Total	$4,917,066	$2,193,724

4.              ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into a Management Agreement with Henssler Asset Management, LLC (the “Adviser”) to provide investment management services to The Fund. Pursuant to the Advisory Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.50% as applied to The Fund’s daily net assets. For the six months ended October 31, 2007, the Adviser earned advisory fees of $306,965. At October 31, 2007, The Fund owed the Adviser $55,095 for investment management services.

The Fund has entered into an Operating Services Agreement (the “Servicing Agreement”) with the Adviser to provide or arrange for day-to-day operational services to The Fund. Under the Servicing Agreement, the Adviser provides all of The Fund’s day-to-day operational services, excluding costs of brokerage, interest, taxes, litigation, independent directors’ fees and expenses, independent directors’ legal fees, premiums for directors’ liability insurance covering The

Fund’s independent directors, The Fund’s allocable share of the salary and related costs for The Fund’s chief compliance officer, and extraordinary expenses. For the six months ended October 31, 2007, The Fund incurred independent directors’ fees, insurance premiums, and chief compliance officer’s fees of $8,563, $15,695, and $27,547, respectively. Pursuant to the Servicing Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.70% as applied to The Fund’s daily net assets. For the six months ended October 31, 2007, the Adviser earned fees of $429,752. At October 31, 2007, The Fund owed the Adviser $79,918 for operating service fees.

The Fund and the Adviser have entered into a Fund Accounting and Administration Agreement with ALPS Mutual Fund Services, Inc. to provide day-to-day operational services to The Fund including, but not limited to administrative, bookkeeping, and pricing services.

The Fund and the Adviser have entered into a Transfer Agency and Service Agreement with ALPS Mutual Fund Services, Inc. to provide day-to-day operational services to The Fund including, but not limited to transfer agent, dividend disbursing, and record keeping services.

The Fund and the Adviser have entered into a Distribution Agreement with ALPS Distributors, Inc. to provide distribution services to The Fund. ALPS Distributors, Inc. serves as underwriter/ distributor of The Fund.

Certain directors and officers of The Fund are directors and officers of the Adviser.

5.              INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments, excluding short-term investments and U.S. government obligations, by The Fund for the six months ended October 31, 2007, were as follows:

Purchases:	$40,012,820
Sales:	$28,570,074

6.              REVOLVING LINE OF CREDIT

Revolving Credit Agreement — The Fund has a $10,000,000 Revolving Credit Agreement with Fifth Third Bank. Borrowings under this arrangement are secured by investments held in The Fund’s portfolio and bear interest at the Federal Funds Rate of Fifth Third Bank in effect on the day the loan is made plus 1.50%. For the fiscal year ended October 31, 2007 the average amount borrowed was $1,166,161 at the average interest rate of 6.67%. As of October 31, 2007 there was no outstanding balance.

7.              BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities  of a fund creates a presumption of control of The Fund, under Section 2(a)(9) of the Investment  Company Act of 1940. As of October 31, 2007, Charles Schwab & Co., owned of record in aggregate more than 28.98% of The Henssler Equity Fund. The shares are held under an omnibus account (whereby the transactions of two or more shareholders are combined and carried in name of the originating broker rather than designated separately).

ADDITIONAL INFORMATION	For the Year Ended October 31, 2007

1.              N-Q DISCLOSURE (UNAUDITED)

The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004. For The Henssler Equity Fund this would be for the fiscal quarters ending July 31st and January 31st. The Form N-Q filing must be made within 60 days of the end of the quarter. The Henssler Equity Fund’s Forms N-Q will be available on the SEC’s web site at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

2.              PROXY PROCEDURES (UNAUDITED)

The Company has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio votes proxies related to securities (“portfolio proxies”) held by the Portfolio. A description of the Company’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Company toll-free at 1-800-936-3863 and (ii) on the SEC’s web site at www.sec.gov. In addition, The Fund will be required to file new Form N-PX, with its complete voting record for the 12 months ended June 30th, no later than August 31st of each year. Once filed, the Company’s Form N-PX will be available (i) without charge, upon request, by calling the Company toll-free at 1-800-936-3863 and (ii) on the SEC’s web site at www.sec.gov.

3.              DIRECTORS AND OFFICERS (UNAUDITED)

The business affairs of The Henssler Equity Fund (“The Fund”) are managed under the direction of The Fund’s Board of Directors in accordance with the laws of the State of Maryland. Information pertaining to the Directors and Officers of The Fund are set forth below. Directors who are not deemed to be “interested persons” of The Fund as defined in the Investment Company act of 1940, as amended (the “1940 Act”), are referred to as “Independent Directors.” The Fund’s Statement of Additional Information includes additional information about the directors and is available without change upon request by calling toll-free 1-800-936-3863.

4.              REVIEW AND APPROVAL OF NEW AND CONTINUING SERVICES (UNAUDITED)

The Independent Directors of The Fund met privately on June 21, 2007, to review the Investment Advisory Agreement and various information requested from and provided by the Adviser. The Board then discussed the factors considered by the Independent Directors including, without limitation, the following:

(i)   The nature, extent and quality of the services provided by the Adviser. In this regard, the Board reviewed the services being provided by the Adviser to The Fund, including, without limitation, its investment advisory and administrative services since The Fund’s inception, and its coordination of services and marketing efforts for The Fund. After reviewing the foregoing information, the Board concluded that the nature, extent and quality of the services provided by the Adviser were satisfactory and adequate for The Fund.

(ii)   The investment performance of The Fund and Adviser. In this regard, the Board compared the performance of The Fund with the performance of benchmark index and comparable funds managed by the other advisers. The Board also considered the consistency of the Adviser’s management of The Fund with The Fund’s investment objective and policies (i.e., no “style drift”), and long-term performance of The Fund. Following further consideration and discussion of the foregoing information, the Board concluded that the investment performance of The Fund and the Adviser was satisfactory.

(iii)   The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with The Fund. In this regard, the Board considered the Adviser’s staffing, personnel and methods of operating; the financial condition of the Adviser and the level of commitment to The Fund and the Adviser by the principals of the Adviser; the asset levels of The Fund, and the overall actual expenses of The Fund relative to the fees received by the Adviser under both the Advisory and Operating Services Agreements. The Board compared the fees and expenses of The Fund to other funds comparable to The Fund in terms of the type of fund, the style of investment management and the nature of the investment strategy and markets invested in, among other factors. It was noted that some comparative funds listed were part of larger fund families that have the ability to spread costs across all its funds. Following further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser by The Fund were fair and reasonable.

(iv)   The extent to which economies of scale would be realized as The Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of The Fund’s investors. In this regard, the Board considered The Fund’s fee arrangements with the Adviser and The Fund’s fee arrangements with other service providers. The Board also considered that the actual operating expenses of The Fund had historically exceeded the amounts paid to the Adviser pursuant to the Operating Services Agreement. The Board determined that with the history of The Fund since inception, and in consideration of an operating services arrangement in which the Adviser is responsible for Fund operating expenses, The Fund’s fee arrangements with the Adviser continue to benefit The Fund’s investors, and it would be premature to consider potential changes, if any, to the fee structure.

Based upon its evaluation of the information, materials and factors described above, the Independent Directors concluded for The Fund: (i) that the terms of the Investment Advisory Agreement were reasonable and fair; (ii) that they were satisfied with the Adviser’s services, personnel and investment strategy; and (iii) that it was in the best interest of The Fund and its investors to renew the Investment Advisory Agreement.

INDEPENDENT DIRECTORS & OFFICERS	October 31, 2007

Name, Age and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held

Robert E. Nickels (65)	Director	Since 2002	One	None
2 Delegal’s Retreat
Savannah, GA 31411

Principal Occupation During past 5 years:
Retired

David P. O’Brien, M.D. (67) Director Since 2004			One	None
2626 Brookwood Drive
Atlanta, GA 30305

Principal Occupation During past 5 years:
M.D. Urologist

Joseph W. Owen (46)	Director	Since 2004	One	None
126 Riverview Drive
Suwanee, GA 30024

Principal Occupation During past 5 years:
Vice President, XcelleNet, Inc.

Additional Directors and Officers

Name, Age and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held

Gene W. Henssler, Ph.D. (68)	Director,	Since 1998	One	None
3735 Cherokee Street	President,
Kennesaw, GA 30144	Co-Portfolio
Manager

Principal Occupation During past 5 years:
President, G.W. Henssler & Associates, Ltd.; Co-Portfolio Manager, The Henssler Equity Fund

Patricia T. Henssler, C.P.A. (53)	Director,	Since 1998	One	None
3735 Cherokee Street	Executive V.P.,
Kennesaw, GA 30144	Treasurer

Principal Occupation During past 5 years:
Treasurer, G.W. Henssler & Associates, Ltd.; Certified Public Accountant, P.T. Henssler, C.P.A., LLC

William G. Lako, Jr., CFP ® (37)	Vice President,	Since 1998	One	Cherokee
3735 Cherokee Street	Secretary			National
Kennesaw, GA 30144				Trust

Principal Occupation During past 5 years:
Principal, G.W. Henssler & Associates, Ltd.

Scott L. Keller, CFA (41)	Vice President	Since 1998	One	Cherokee
3735 Cherokee Street				National
Kennesaw, GA 30144				Trust

Principal Occupation During past 5 years:
Principal, G.W. Henssler & Associates, Ltd.

Theodore L. Parrish, CFA (35)	Vice President,	Since 1998	One	None
3735 Cherokee Street	Co-Portfolio
Kennesaw, GA 30144	Manager

Principal Occupation During past 5 years:
Principal, G.W. Henssler & Associates, Ltd.; Co-Portfolio Manager, The Henssler Equity Fund

ADVISER
Henssler Asset Management, LLC
3735 Cherokee Street
Kennesaw, Georgia 30144

DISTRIBUTOR
ALPS Distributors, Inc.
P.O. Box 8796
Denver, Colorado 80201

CUSTODIAN
The Fifth Third Bank, N.A.
38 Fountain Square Plaza
Cincinnati, Ohio 45263

TRANSFER, RECEPTION, AND DIVIDEND DISBURSING AGENT
ALPS Fund Services, Inc.
P.O. Box 8796
Denver, Colorado 80201

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Pkwy.
Suite 1100
Westlake, Ohio 44145-1594

LEGAL COUNSEL
Paul, Hastings, Janofsky & Walker LLP
600 Peachtree Street, N.E.
Suite 2400
Atlanta, Georgia 30308

Item 2.                                     Code of Ethics.

Not applicable to this report.

Item 3.                                     Audit Committee Financial Expert.

Not applicable to this report.

Item 4.                                     Principal Accountant Fees and Services.

                                                Not applicable to this report.

Item 5.                                     Audit Committee of Listed Registrants.

Not applicable.

Item 6.                                     Schedule of Investments.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7.                                     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.                                     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.                                     Purchases of Equity Securities by Closed-End Management Investment Companies.

Not applicable.

Item 10.                               Submission of Matters to Vote of Security Holders.

There has been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.                               Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in

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Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.                         Exhibits.

(a)(1)              Not applicable.

(a)(2)             The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)              Not applicable.

(b)                           The certifications by the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Henssler Funds Inc.

By:	/s/ Gene W. Henssler
(Principal Executive Officer)
President

Date:	January 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Henssler Funds Inc.

By:	/s/ Gene W. Henssler
Gene W. Henssler (Principal Executive Officer)
President

Date:	January 7, 2008

By:	/s/ Patricia T. Henssler
(Principal Financial Officer)

Date:	January 7, 2008

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